ACQUISITION OF TOPPOP (Tables)	9 Months Ended
Sep. 30, 2021
ACQUISITION OF TOPPOP
Schedule of Fair value of the acquisition
Preliminary Allocation as of July 26, 2021
Cash	$447,230
Accounts receivable	5,432,608
Furniture and equipment	1,848,580
Inventory	1,194,936
Right-of-use asset	620,219
Equipment deposit	320,810
Security deposit	131,529
Accounts payable	(2,432,621)
Notes payable	(5,936,323)
Operating lease liability	(628,218)
Deferred revenue	(394,759)
Net Tangible Assets	$603,991
Tradename / Trademarks	6,121,400
IP/Technology	874,000
Non-compete agreement	2,290,200
Customer Base	13,929,000
Total assets acquired	$23,214,600
Consideration:
Cash at closing	3,995,000
Fair value of common stock	10,143,744
Contingent consideration	21,129,464
Note payable	5,042,467
Goodwill	$16,492,086